REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Redeemable preferred shares issued			¥ 1,100
Percentage of redemption price increase Per Annum			10.00%
Accretion to redemption value of redeemable non-controlling interests	¥ 40		¥ 44
Gain on Deconsolidation in Subsidiary	1,091	$ 167	¥ 161
Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Gain on Deconsolidation in Subsidiary	¥ 1,100	$ 161